Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	MFS® SERIES TRUST VI
Entity Central Index Key	0000863032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Feb. 28, 2022
MFS Global Equity Fund | A
Prospectus:
Trading Symbol	MWEFX
MFS Global Equity Fund | R4
Prospectus:
Trading Symbol	MWELX
MFS Global Equity Fund | B
Prospectus:
Trading Symbol	MWEBX
MFS Global Equity Fund | C
Prospectus:
Trading Symbol	MWECX
MFS Global Equity Fund | I
Prospectus:
Trading Symbol	MWEIX
MFS Global Equity Fund | R1
Prospectus:
Trading Symbol	MWEGX
MFS Global Equity Fund | R2
Prospectus:
Trading Symbol	MEQRX
MFS Global Equity Fund | R3
Prospectus:
Trading Symbol	MWEHX
MFS Global Equity Fund | R6
Prospectus:
Trading Symbol	MWEMX
MFS Global Total Return Fund | A
Prospectus:
Trading Symbol	MFWTX
MFS Global Total Return Fund | R4
Prospectus:
Trading Symbol	MFWJX
MFS Global Total Return Fund | B
Prospectus:
Trading Symbol	MFWBX
MFS Global Total Return Fund | C
Prospectus:
Trading Symbol	MFWCX
MFS Global Total Return Fund | I
Prospectus:
Trading Symbol	MFWIX
MFS Global Total Return Fund | R1
Prospectus:
Trading Symbol	MFWGX
MFS Global Total Return Fund | R2
Prospectus:
Trading Symbol	MGBRX
MFS Global Total Return Fund | R3
Prospectus:
Trading Symbol	MFWHX
MFS Global Total Return Fund | R6
Prospectus:
Trading Symbol	MFWLX
MFS Utilities Fund | A
Prospectus:
Trading Symbol	MMUFX
MFS Utilities Fund | R4
Prospectus:
Trading Symbol	MMUJX
MFS Utilities Fund | B
Prospectus:
Trading Symbol	MMUBX
MFS Utilities Fund | C
Prospectus:
Trading Symbol	MMUCX
MFS Utilities Fund | I
Prospectus:
Trading Symbol	MMUIX
MFS Utilities Fund | R1
Prospectus:
Trading Symbol	MMUGX
MFS Utilities Fund | R2
Prospectus:
Trading Symbol	MURRX
MFS Utilities Fund | R3
Prospectus:
Trading Symbol	MMUHX
MFS Utilities Fund | R6
Prospectus:
Trading Symbol	MMUKX